OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21331

Evergreen Multi-Sector Income Fund

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Item 1 – Reports to Stockholders.

Evergreen Multi-Sector Income Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
29	STATEMENT OF ASSETS AND LIABILITIES
30	STATEMENT OF OPERATIONS
31	STATEMENTS OF CHANGES IN NET ASSETS
32	STATEMENT OF CASH FLOWS
33	NOTES TO FINANCIAL STATEMENTS
47	ADDITIONAL INFORMATION
48	AUTOMATIC DIVIDEND REINVESTMENT PLAN
52	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen open-end mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Multi-Sector Income Fund for the six-month period that ended April 30, 2010 (the “period”).

Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

In the United States, employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

Investors were encouraged by continued economic growth in both developed and emerging markets and were placing greater interest in underlying fundamentals, in sharp contrast to their wild pursuit of low-quality stocks just one year ago. However, this sentiment was tempered by concerns over the growing sovereign debt problems in Europe, the impact of Chinese policy tightening, and fears over U.S. bank regulation. A rally in the U.S. dollar and a decline in commodity prices also had an impact.

Investors appeared caught between increasing signs of a cyclical upturn and the fear of lingering systematic risks in the wake of the 2008 crisis, with the resulting market volatility. For instance, as the period drew to a close, investors became increasingly nervous about the European Union’s willingness and ability to bail out Greece, while Fitch Ratings downgraded Portugal’s sovereign debt and Spain moved onto investors’ worry radar. As a result, the euro sold off almost 1.5% in a two-day time period, extending its four-month, 11% drop versus the dollar. During that time, investors largely ignored concurrent data that showed U.S. durable goods orders climbing for three months in a row, and business confidence in Germany reached its highest level

LETTER TO SHAREHOLDERS continued

since June 2008. It was difficult to shake the feeling that the recovery in the West rested on a weak foundation.

In Asia, the situation was much different. Starting in the second half of 2009, Asia began to show signs of a sustained recovery, well ahead of the rest of the world. Without the structural balance sheet issues faced by Western economies, Asian credit growth picked up far earlier, particularly in China and more recently in India. In sharp contrast to Europe and the United States, where a fear of debt-deflation spiral hung over the market near the end of the period, investors in Asia were increasingly worried about rising inflation. Currently, the major risk we see is that Asian central banks will begin to tighten credit and choke off growth in the region. Notably, in March of 2010, India became the first major emerging market to raise interest rates in response to rapidly increasing inflation.

During this period, management of Evergreen Multi-Sector Income Fund maintained a strategy seeking a high level of income with limited exposure to the risks from changing interest rates. Assets of this closed-end fund were allocated among sleeves of U.S. high yield, corporate bonds, investment-grade foreign debt securities and U.S. adjustable-rate, mortgage-backed securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At meetings held on May 11 and June 9-10, 2010, the Board of Trustees of Evergreen Multi-Sector Income Fund (the “Fund”) unanimously approved a new advisory contract with Wells Fargo Funds Management, LLC, a new sub-advisory contract with Wells Capital Management Incorporated and a new sub-advisory contract with the Fund’s current sub-advisor, First International Advisors, LLC (the “Agreements”). Shareholders are being asked to approve the Agreements at a meeting to be held on July 9, 2010. Following approval of the Agreements, Phil Susser and Niklas Nordenfelt of Wells Capital Management Incorporated are expected to assume portfolio management responsibilities for the high-yield portion of the Fund, Tony Norris and Peter Wilson of First International Advisors, LLC are expected to continue to manage the foreign debt securities portion of the Fund (with Norris continuing to provide asset allocation services to the Fund) and Richard Applebach and Christopher Kauffman of Wells Capital Management Incorporated will continue to manage the adjustable rate mortgage portion of the Fund. Applebach and Kauffman currently provide such services to the Fund as portfolio managers at Tattersall Advisory Group, Inc., a current sub-advisor to the Fund. In addition, the Fund will be renamed the Wells Fargo Advantage Multi-Sector Income Fund.

At the May 11 meeting, the Board also nominated seven persons for election to the Fund’s Board as new Trustees, and nominated two current Trustees for re-election to the Fund’s Board. Shareholders are being asked to elect these nominees at the July 9 meeting.

A Proxy Statement containing additional information about the Agreements and the nominees was provided to shareholders of record as of May 18, 2010.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2010
	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.61	$13.47	$18.74	$18.55	$18.91	$20.19

Income from investment operations
Net investment income	0.65	1.33	1.68	1.73 [1]	1.60 [1]	1.49 [1]
Net realized and unrealized gains or losses on investments	0.51	3.26	(5.35)	0.29	(0.06)	(1.06)
Distributions to preferred shareholders from[1]
Net investment income	(0.01)	(0.03)	(0.30)	(0.51)	(0.45)	(0.28)
Net realized gains	0	0	0	0	0	0 [2]

Total from investment operations	1.15	4.56	(3.97)	1.51	1.09	0.15

Distributions to shareholders from
Net investment income	(0.65)	(2.20)	(1.30)	(1.29)	(1.34)	(1.43)
Net realized gains	0	0	0	0	(0.01)	0
Tax basis return of capital	0	(0.22)	0	(0.03)	(0.10)	0

Total distributions to common shareholders	(0.65)	(2.42)	(1.30)	(1.32)	(1.45)	(1.43)

Offering costs charged to capital for
Preferred shares	0	0	0	0	0	0 [2]

Net asset value, end of period	$16.11	$15.61	$13.47	$18.74	$18.55	$18.91

Market value, end of period	$15.55	$13.73	$11.68	$16.22	$17.07	$16.42

Total return based on market value[3]	18.35%	44.93%	(21.43)%	2.64%	13.46%	(3.77)%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$677,419	$656,404	$566,515	$787,919	$780,321	$795,244
Liquidation value of Preferred Shares, end of period (thousands)	$80,035	$80,035	$80,108	$400,475	$400,402	$400,309
Asset coverage ratio, end of period	394%	385%	249%	296%	299%	299%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements and interest expense but excluding expense reductions	1.12%[4]	1.62%	1.90%	1.15%	1.15%	1.11%
Expenses including interest expense but excluding waivers/reimbursements and expense reductions	1.93%[4]	3.07%	1.95%	1.15%	1.15%	1.11%
Expenses including waivers/reimbursements but excluding expense reductions and interest expense	1.05%[4]	1.15%	1.36%	1.13%	1.14%	1.11%
Interest expense[5]	0.07%[4]	0.47%	0.54%	0.02%	0.01%	0.00%
Net investment income[6]	8.06%[4]	9.65%	7.85%	6.54%	6.18%	6.08%
Portfolio turnover rate	39%	93%	92%	95%	62%	80%

1	Calculated based on average common shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3

Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

4	Annualized
5	Interest expense ratio relates to interest associated with borrowings and/or leverage transactions.
6	The net investment income ratio reflects distributions paid to preferred shareholders.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
FIXED-RATE 0.1%
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$867,665	$950,550
Ser. 2001-51, Class P, 6.00%, 08/25/2030	34,359	34,355

		984,905

FLOATING-RATE 2.2%
FHLMC:
Ser. 0196, Class A, 1.11%, 12/15/2021	113,718	113,764
Ser. 2390, Class FD, 0.70%, 12/15/2031	114,847	115,139
Ser. 2411, Class F, 0.80%, 02/15/2032	146,601	147,346
Ser. 2431, Class F, 0.75%, 03/15/2032	5,092,262	5,112,259
Ser. 2567, Class FH, 0.65%, 02/15/2033	262,661	262,752
FNMA:
Ser. 1996-46, Class FA, 0.78%, 08/25/2021	67,729	67,843
Ser. 2001-35, Class F, 0.86%, 07/25/2031	42,759	43,188
Ser. 2001-57, Class F, 0.76%, 06/25/2031	43,049	43,311
Ser. 2002-77, Class FH, 0.66%, 12/18/2032	264,381	265,623
Ser. 2002-95, Class FK, 0.76%, 01/25/2033	6,510,990	6,549,177
Ser. 2002-97, Class FR, 0.81%, 01/25/2033	97,963	98,445
Ser. 2003-W8, Class 3F2, 0.61%, 05/25/2042	1,499,661	1,447,026
Ser. G91-16, Class F, 0.73%, 06/25/2021	79,967	80,109
Ser. G92-17, Class F, 1.33%, 03/25/2022	151,127	154,119
GNMA, Ser. 2001-61, Class FA, 0.76%, 09/20/2030	44,123	44,134

		14,544,235

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $15,493,742)		15,529,140

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 28.2%
FIXED-RATE 0.4%
FHLMC, 8.50%, 04/01/2015-07/01/2028	266,800	300,894
FNMA:
6.00%, 04/01/2033	199,410	216,125
6.50%, 11/01/2032	68,548	75,629
7.50%, 07/01/2017-07/01/2032	712,049	792,699
8.00%, 12/01/2024-06/01/2030	162,290	182,451
12.00%, 01/01/2016	30,412	33,825
GNMA:
6.50%, 06/15/2028	85,844	95,174
7.25%, 07/15/2017-05/15/2018	682,289	743,614

		2,440,411

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 27.8%
FHLB:
3.00%, 12/01/2034 µ	$8,425,894	$8,844,324
3.01%, 06/01/2035 µ	3,821,449	4,012,154
3.09%, 11/01/2030	578,834	604,735
3.77%, 07/01/2033	299,851	309,291
FHLMC:
2.81%, 09/01/2035	6,393,767	6,706,750
2.86%, 04/01/2034 µ	16,818,484	17,650,112
3.01%, 10/01/2033	216,973	227,036
3.02%, 09/01/2032	598,985	626,635
3.07%, 10/01/2030	389,231	409,097
3.27%, 08/01/2030	478,843	498,341
3.42%, 10/01/2030	23,057	23,771
3.44%, 12/01/2026	94,601	96,639
3.50%, 10/01/2024	50,625	52,303
3.52%, 09/01/2038	8,776,693	8,960,869
3.59%, 10/01/2022	80,249	83,031
3.62%, 07/01/2032	467,008	482,413
3.85%, 06/01/2033	248,639	255,705
4.07%, 05/01/2019	4,682	4,780
4.24%, 10/01/2037	3,421,769	3,512,089
4.74%, 06/01/2018	62,404	62,959
5.05%, 07/01/2035	577,358	608,036
5.05%, 12/01/2035 µ	3,892,389	4,046,853
5.78%, 01/01/2027	209,434	221,427
8.50%, 03/01/2030	106,315	117,999
FNMA:
1.35%, 04/01/2028	112,840	116,057
1.69%, 10/01/2034	300,525	296,780
2.125%, 04/01/2019	9,587	9,656
2.41%, 10/01/2035	3,014,079	3,081,594
2.42%, 12/01/2035 µ	4,231,159	4,328,010
2.52%, 03/01/2035	7,397,653	7,728,901
2.60%, 04/01/2034 µ	5,547,708	5,843,904
2.62%, 12/01/2028	46,439	47,570
2.64%, 12/01/2031	72,899	76,234
2.65%, 06/01/2029	370,723	386,666
2.70%, 07/01/2038	269,515	281,322
2.71%, 08/01/2036 µ	5,293,248	5,384,715
2.73%, 05/01/2030-03/01/2033	416,869	433,954
2.74%, 06/01/2024-01/01/2036	3,570,112	3,717,510
2.82%, 06/01/2031	103,709	107,556
2.83%, 12/01/2026	122,989	129,769
2.83%, 07/01/2038	3,040,726	3,173,441

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
2.86%, 09/01/2032	$206,790	$214,071
2.88%, 01/01/2026-02/01/2035	822,194	862,333
2.92%, 04/01/2036 µ	4,048,634	4,144,150
2.93%, 10/01/2034-07/01/2036 µ	18,445,456	19,218,804
2.94%, 02/01/2038	375,505	392,293
2.97%, 12/01/2017-12/01/2029	858,514	892,996
2.98%, 05/01/2035 µ	4,459,854	4,721,174
3.02%, 08/01/2030	258,688	269,727
3.02%, 01/01/2038 µ	4,274,941	4,336,255
3.06%, 07/01/2026	38,940	40,879
3.10%, 04/01/2017	2,236,372	2,321,902
3.16%, 09/01/2027-02/01/2035	1,316,515	1,357,714
3.19%, 05/01/2036	12,796,419	13,359,707
3.24%, 02/01/2017	1,885,443	1,956,550
3.25%, 01/01/2017	53,735	54,923
3.32%, 08/01/2039	7,215,800	7,493,819
3.42%, 07/01/2030	108,319	112,773
3.55%, 04/01/2033	150,186	157,066
3.60%, 03/01/2034	671,350	698,427
3.62%, 08/01/2028	77,270	79,564
3.65%, 01/01/2015	32,682	33,879
3.75%, 12/01/2016	10,143	10,286
3.81%, 01/01/2030	72,615	74,440
3.81%, 08/01/2035 #	4,158,927	4,329,312
3.90%, 10/01/2029	117,434	119,917
3.93%, 07/01/2033	139,502	139,805
4.01%, 07/01/2038 µ	2,977,350	3,059,342
4.40%, 02/01/2035 µ	6,826,859	7,085,339
4.50%, 03/01/2034	24,363	25,355
4.61%, 04/01/2031	714,823	753,418
4.62%, 12/01/2036	52,902	55,505
4.83%, 12/01/2034	1,576,403	1,646,585
4.87%, 04/01/2034 µ	3,739,382	3,860,373
4.95%, 01/01/2034	492,114	507,939
5.11%, 12/01/2022	14,435	15,190
5.26%, 04/01/2025	121,586	122,489
5.38%, 02/01/2036 µ	2,363,436	2,475,878
5.48%, 11/01/2024	243,993	257,416
5.64%, 08/01/2027	295,446	297,306
6.00%, 05/01/2021-08/01/2021	17,513	18,245

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.11%, 12/01/2013	$311,735	$317,594
6.14%, 12/01/2020	111,197	115,656
6.34%, 09/01/2037 µ	3,211,026	3,437,190
6.57%, 09/01/2032	3,185,188	3,279,166

		188,283,740

Total Agency Mortgage-Backed Pass Through Securities (cost $187,985,999)		190,724,151

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FIXED-RATE 0.5%
FHLMC, Ser. 1383, 5.85%, 02/01/2037	3,179,409	3,378,007
FNMA, Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	305,968	348,134

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $3,541,899)		3,726,141

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
FLOATING-RATE 0.2%
Banc of America Comml. Mtge., Inc., Ser. 2006-03, Class AM, 6.01%, 07/10/2044	1,340,000	1,204,707
Morgan Stanley Capital I Trust, Ser. 2006-IQ11, Class AM, 5.94%, 10/15/2042	240,000	233,961

Total Commercial Mortgage-Backed Securities (cost $1,307,700)		1,438,668

CORPORATE BONDS 52.9%
CONSUMER DISCRETIONARY 9.2%
Auto Components 1.2%
Cooper Standard Automotive, Inc., 8.50%, 05/01/2018 144A #	465,000	475,463
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	1,895,000	1,743,400
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	340,000	359,125
8.625%, 12/01/2011	690,000	720,187
8.75%, 08/15/2020	1,292,000	1,356,600
9.00%, 07/01/2015	492,000	514,140
10.50%, 05/15/2016	2,415,000	2,689,706
Metaldyne Corp., FRN, 5.46%, 04/09/2014	506,870	458,778

		8,317,399

Diversified Consumer Services 1.3%
Carriage Services, Inc., 7.875%, 01/15/2015	1,875,000	1,856,250
Service Corporation International:
7.50%, 04/01/2027	3,965,000	3,737,013
8.00%, 11/15/2021	475,000	494,000
StoneMor Partners, LP, 10.25%, 12/01/2017 144A	2,570,000	2,704,925

		8,792,188

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 1.6%
Boyd Gaming Corp., 7.75%, 12/15/2012	$95,000	$94,525
Harrahs Entertainment Corp.:
10.00%, 12/15/2018	805,000	696,325
11.25%, 06/01/2017	1,210,000	1,318,900
12.75%, 04/15/2018 144A	500,000	492,500
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 •	910,000	447,038
MGM MIRAGE:
6.625%, 07/15/2015	500,000	431,250
8.50%, 09/15/2010	780,000	785,850
11.375%, 03/01/2018 144A	1,865,000	1,916,287
Midwest Gaming Borrower, LLC, 11.625%, 04/15/2016 144A	375,000	385,781
Pinnacle Entertainment, Inc., 7.50%, 06/15/2015	1,250,000	1,203,125
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	280,000	294,000
Scientific Games Corp., 9.25%, 06/15/2019 144A	485,000	522,588
Seneca Gaming Corp., 7.25%, 05/01/2012	205,000	203,975
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	1,245,000	1,058,250
Speedway Motorsports, Inc., 8.75%, 06/01/2016	950,000	1,016,500
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	2,709,000	13,545
Wynn Resorts, Ltd., 7.875%, 11/01/2017 144A	160,000	163,200

		11,043,639

Household Durables 0.0%
Lennar Corp., 12.25%, 06/01/2017	60,000	72,900
Sealy Corp., 10.875%, 04/15/2016 144A	68,000	77,520

		150,420

Internet & Catalog Retail 0.2%
QVC, Inc.:
7.375%, 10/15/2020 144A	730,000	740,950
7.50%, 10/01/2019 144A	390,000	399,750
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	210,000	236,250

		1,376,950

Media 3.7%
Cablevision Systems Corp.:
7.75%, 04/15/2018	1,010,000	1,025,150
8.00%, 04/15/2020	1,625,000	1,653,437
8.625%, 09/15/2017 144A	95,000	100,225
CCH II, LLC, 13.50%, 11/30/2016	5,690,929	6,886,024
CCO Holdings, LLC, 8.125%, 04/30/2020 144A	500,000	511,250
Charter Communications, Inc., Step Bond:
8.00%, 04/30/2012 144A ††	904,000	958,240
10.875%, 09/15/2014 144A ††	4,715,000	5,327,950
Clear Channel Communications, Inc., 9.25%, 12/15/2017 144A	340,000	364,225
DISH DBS, Corp., 7.875%, 09/01/2019	480,000	504,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Lamar Media Corp.:
6.625%, 08/15/2015	$90,000	$88,650
7.875%, 04/15/2018 144A	250,000	256,875
9.75%, 04/01/2014	60,000	66,750
New Communications Holdings:
8.25%, 04/15/2017 144A	1,595,000	1,642,850
8.50%, 04/15/2020 144A	1,910,000	1,967,300
8.75%, 04/15/2022 144A	3,000,000	3,090,000
Salem Communications Corp., 9.625%, 12/15/2016	235,000	251,450
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	60,000	64,800
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	425,000	482,375
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	1,526,000	3,510
10.00%, 03/01/2011 •	940,000	2,162

		25,247,223

Multiline Retail 0.1%
Neiman Marcus Group, Inc., 9.75%, 10/15/2015 @	50,000	51,250
Saks, Inc., 9.875%, 10/01/2011	585,000	621,563

		672,813

Specialty Retail 0.6%
American Achievement Corp.:
8.25%, 04/01/2012 144A	3,175,000	3,167,062
Sr. Disc. Note, Step Bond, 10.25%, 10/01/2012 †	205,000	206,538
Limited Brands, Inc., 7.00%, 05/01/2020 #	250,000	255,000

		3,628,600

Textiles, Apparel & Luxury Goods 0.5%
Oxford Industries, Inc., 11.375%, 07/15/2015	1,600,000	1,792,000
Visant Corp., 7.625%, 10/01/2012	1,495,000	1,500,606

		3,292,606

CONSUMER STAPLES 1.2%
Beverages 0.4%
Anheuser-Busch InBev, 6.875%, 11/15/2019 144A	2,000,000	2,315,980

Food Products 0.8%
Del Monte Foods Co.:
6.75%, 02/15/2015	25,000	25,719
7.50%, 10/15/2019 144A	610,000	644,312
Dole Food Company, Inc.:
8.00%, 10/01/2016 144A	235,000	243,225
13.875%, 03/15/2014	1,256,000	1,519,760

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products continued
Smithfield Foods, Inc.:
7.00%, 08/01/2011	$1,490,000	$1,527,250
10.00%, 07/15/2014 144A	1,200,000	1,347,000
Tyson Foods, Inc.:
7.85%, 04/01/2016	55,000	59,675
10.50%, 03/01/2014	60,000	71,175
Viskase, Inc., 9.875%, 01/15/2018 144A	115,000	117,300

		5,555,416

ENERGY 7.1%
Energy Equipment & Services 2.1%
Bristow Group, Inc.:
6.125%, 06/15/2013	110,000	109,863
7.50%, 09/15/2017	845,000	854,506
Cleaver-Brooks, Inc., 12.25%, 05/01/2016 # 144A	675,000	681,750
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	2,535,000	2,363,887
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,500,000	1,492,500
Hercules Offshore, Inc., 10.50%, 10/15/2017 144A	1,490,000	1,534,700
Hornbeck Offshore Services, Inc., Ser. B:
6.125%, 12/01/2014	2,125,000	2,111,719
8.00%, 09/01/2017	1,685,000	1,710,275
Parker Drilling Co., 9.125%, 04/01/2018 144A	460,000	470,350
PHI, Inc., 7.125%, 04/15/2013	2,800,000	2,779,000

		14,108,550

Oil, Gas & Consumable Fuels 5.0%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	615,000	602,700
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	555,000	639,637
Chesapeake Energy Corp.:
6.875%, 01/15/2016	4,170,000	4,159,575
9.50%, 02/15/2015	1,545,000	1,693,706
Consol Energy, Inc.:
8.00%, 04/01/2017 144A	1,285,000	1,357,281
8.25%, 04/01/2020 144A	900,000	958,500
El Paso Corp.:
7.42%, 02/15/2037	1,670,000	1,524,458
12.00%, 12/12/2013	445,000	529,580
Ferrellgas Partners, LP, 9.125%, 10/01/2017 144A	290,000	307,400
Forest Oil Corp.:
7.25%, 06/15/2019	770,000	781,550
8.50%, 02/15/2014	535,000	568,438
General Maritime Corp., 12.00%, 11/15/2017 144A	685,000	743,225
Holly Corp., 9.875%, 06/15/2017 144A	1,945,000	2,022,800
Murray Energy Corp., 10.25%, 10/15/2015 144A	800,000	832,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Peabody Energy Corp.:
5.875%, 04/15/2016	$215,000	$213,925
7.875%, 11/01/2026	3,435,000	3,623,925
Petrohawk Energy Corp.:
7.875%, 06/01/2015	790,000	815,675
10.50%, 08/01/2014	495,000	546,975
Pioneer Natural Resources Co., 7.50%, 01/15/2020	1,220,000	1,296,551
Plains Exploration & Production Co., 8.625%, 10/15/2019	2,515,000	2,659,612
Sabine Pass LNG, LP, 7.25%, 11/30/2013	2,220,000	2,133,975
SandRidge Energy, Inc.:
8.00%, 06/01/2018 144A	55,000	54,038
8.75%, 01/15/2020 144A	1,875,000	1,884,375
Southwestern Energy Co., 7.50%, 02/01/2018	470,000	513,475
Stallion Oilfield Holdings, Inc., 10.50%, 02/15/2015 144A	650,000	650,000
Stone Energy Corp., 8.625%, 02/01/2017	395,000	390,063
Tesoro Corp.:
6.50%, 06/01/2017	390,000	366,600
7.50%, 07/17/2012	990,000	941,728
9.75%, 06/01/2019	945,000	1,015,875

		33,827,642

FINANCIALS 12.0%
Capital Markets 0.7%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	800,000	776,000
12.50%, 11/30/2017 @	3,621,000	4,327,095

		5,103,095

Commercial Banks 0.6%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	1,735,000	2,008,262
Discover Bank:
7.00%, 04/15/2020	490,000	503,709
8.70%, 11/18/2019	1,220,000	1,385,469

		3,897,440

Consumer Finance 8.5%
CIT Group, Inc.:
7.00%, 05/01/2013	7,660,000	7,535,525
7.00%, 05/01/2014	1,245,000	1,201,425
Clearwire Communications Finance Corp., 12.00%, 12/01/2015 144A	2,545,000	2,645,912
Discover Financial Services, 10.25%, 07/15/2019	825,000	1,011,313
Ford Motor Credit Co., LLC:
9.75%, 09/15/2010	2,718,000	2,782,716
9.875%, 08/10/2011	2,815,000	2,978,940

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
GMAC, LLC:
6.75%, 12/01/2014	$1,298,000	$1,294,755
6.875%, 09/15/2011	59,000	60,032
6.875%, 08/28/2012	1,244,000	1,267,325
7.50%, 12/31/2013	3,710,000	3,774,925
8.00%, 12/31/2018	2,545,000	2,535,456
8.00%, 03/15/2020 144A	1,575,000	1,626,187
8.00%, 11/01/2031	3,494,000	3,401,922
8.30%, 02/12/2015 144A	1,560,000	1,628,250
Homer City Funding, LLC, 8.73%, 10/01/2026	1,029,178	998,303
International Lease Finance Corp.:
4.75%, 01/13/2012	840,000	824,425
5.30%, 05/01/2012	1,390,000	1,355,478
5.75%, 06/15/2011	705,000	703,511
6.375%, 03/25/2013	460,000	442,833
8.625%, 09/15/2015 144A	900,000	888,750
JBS USA Finance, Inc., 11.625%, 05/01/2014	3,170,000	3,653,425
LBI Escrow Corp., 8.00%, 11/01/2017 144A	2,895,000	2,999,944
Level 3 Financing, Inc., 10.00%, 02/01/2018 144A	2,070,000	2,038,950
Nielsen Financial LLC:
11.50%, 05/01/2016	10,000	11,350
Sr. Disc. Note, Step Bond, 0.00%, 08/01/2016 †	55,000	53,350
Pinnacle Foods Finance, LLC:
9.25%, 04/01/2015 144A	720,000	748,800
10.625%, 04/01/2017	450,000	483,750
Sprint Capital Corp.:
6.875%, 11/15/2028	6,645,000	5,781,150
8.375%, 03/15/2012	2,420,000	2,553,100

		57,281,802

Diversified Financial Services 0.4%
Leucadia National Corp., 8.125%, 09/15/2015	2,655,000	2,781,113

Real Estate Investment Trusts (REITs) 1.2%
Dupont Fabros Technology, Inc., 8.50%, 12/15/2017 144A	4,330,000	4,492,375
Host Marriott Corp., 9.00%, 05/15/2017 144A	235,000	256,150
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	965,000	971,031
7.00%, 01/15/2016	500,000	502,500
Ventas, Inc.:
6.75%, 04/01/2017	953,000	980,399
9.00%, 05/01/2012	789,000	848,175

		8,050,630

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Management & Development 0.1%
Icahn Enterprises, LP, 7.75%, 01/15/2016 144A	$520,000	$505,700

Thrifts & Mortgage Finance 0.5%
Provident Funding Associates, LP, 10.25%, 04/15/2017 144A	1,740,000	1,800,900
Residential Capital, LLC, 8.50%, 05/15/2010	1,935,000	1,922,906

		3,723,806

HEALTH CARE 1.7%
Biotechnology 0.1%
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/2016 144A	520,000	525,200

Health Care Equipment & Supplies 0.2%
Biomet, Inc.:
10.375%, 10/15/2017 @	310,000	341,000
11.625%, 10/15/2017	315,000	352,800
Boston Scientific Corp., 6.00%, 01/15/2020	485,000	479,317

		1,173,117

Health Care Providers & Services 1.1%
American Renal Holdings, Inc., 8.375%, 05/15/2018 144A	375,000	377,813
Apria Healthcare Group, 11.25%, 11/01/2014 144A	835,000	917,456
HCA, Inc.:
7.875%, 02/01/2011	820,000	841,525
9.25%, 11/15/2016	2,750,000	2,973,437
9.625%, 11/15/2016 @	1,331,000	1,447,463
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014	605,000	656,425
Symbion, Inc., 11.75%, 08/23/2015 @	383,602	341,406

		7,555,525

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016	1,175,000	1,254,312

Pharmaceuticals 0.1%
Pfizer, Inc., 5.35%, 03/15/2015	900,000	1,000,998

INDUSTRIALS 4.5%
Aerospace & Defense 1.8%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	1,640,000	1,676,900
DAE Aviation Holdings, Inc., 11.25%, 08/01/2015 144A	490,000	488,775
GenCorp, Inc., 9.50%, 08/15/2013	475,000	485,094
GeoEye, Inc., 9.625%, 10/01/2015 144A	425,000	442,531
Hexcel Corp., 6.75%, 02/01/2015	1,465,000	1,457,675
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	2,580,000	2,618,700
6.375%, 10/15/2015	2,394,000	2,450,857

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Aerospace & Defense continued
Spirit AeroSystems Holdings, Inc., 7.50%, 10/01/2017 144A	$440,000	$449,900
TransDigm Group, Inc., 7.75%, 07/15/2014 144A	445,000	453,900
Wyle Services Corp., 10.50%, 04/01/2018 144A	1,390,000	1,452,550

		11,976,882

Airlines 0.1%
Delta Air Lines, Inc., 12.25%, 03/15/2015 144A	75,000	81,000
United Airlines, Inc., 10.40%, 05/01/2018	520,000	564,200

		645,200

Building Products 0.0%
American Residential Services, Inc., 12.00%, 04/15/2015 144A	250,000	254,688

Commercial Services & Supplies 1.4%
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	1,945,000	2,110,325
Cornell Companies, Inc., 10.75%, 07/01/2012	160,000	162,800
Corrections Corporation of America:
6.25%, 03/15/2013	1,125,000	1,141,875
7.75%, 06/01/2017	1,395,000	1,478,700
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	300,000	328,500
Geo Group, Inc., 7.75%, 10/15/2017 144A	1,105,000	1,129,863
Interface, Inc., Class A, 11.375%, 11/01/2013	295,000	337,775
Iron Mountain, Inc.:
6.625%, 01/01/2016	45,000	45,056
7.75%, 01/15/2015	150,000	151,688
8.375%, 08/15/2021	1,385,000	1,462,906
SGS International, Inc., 12.00%, 12/15/2013	1,355,000	1,419,362

		9,768,850

Industrial Conglomerates 0.3%
Otter Tail Corp., 9.00%, 12/15/2016	1,835,000	2,018,500

Machinery 0.6%
Commercial Vehicle Group, Inc.:
8.00%, 07/01/2013	500,000	413,750
13.00%, 02/15/2013 144A @	1,951,000	1,990,020
CPM Holdings, Inc., 10.625%, 09/01/2014 144A	1,315,000	1,407,050

		3,810,820

Road & Rail 0.2%
Amsted Industries, Inc., 8.125%, 03/15/2018 144A	460,000	460,000
Kansas City Southern:
8.00%, 06/01/2015	55,000	58,163
13.00%, 12/15/2013	445,000	531,775

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail continued
Swift Transportation Co., Inc.:
12.50%, 05/15/2017 144A	$260,000	$261,625
FRN, 8.00%, 05/15/2015 144A	105,000	98,831

		1,410,394

Transportation Infrastructure 0.1%
United Maritime Group, 11.75%, 06/15/2015 144A	650,000	676,000
Western Express, Inc., 12.50%, 04/15/2015 144A	250,000	245,000

		921,000

INFORMATION TECHNOLOGY 4.0%
Communications Equipment 0.2%
Lucent Technologies, Inc., 6.45%, 03/15/2029	2,460,000	1,801,950

Computers & Peripherals 0.0%
Stratus Technologies, Inc., 12.00%, 03/29/2015 144A	250,000	242,500

Electronic Equipment, Instruments & Components 2.0%
Da-Lite Screen Co., Inc., 12.50%, 04/01/2015 144A	2,675,000	2,675,000
Intcomex, Inc., 13.25%, 12/15/2014 144A	1,350,000	1,366,875
Jabil Circuit, Inc., 8.25%, 03/15/2018	5,275,000	5,710,187
Kemet Corp., 10.50%, 05/01/2018 144A	1,195,000	1,178,569
Sanmina-SCI Corp., 8.125%, 03/01/2016	905,000	916,313
Viasystem Group, Inc., 12.00%, 01/15/2015 144A	1,370,000	1,503,575

		13,350,519

Internet Software & Services 0.4%
Equinix, Inc., 8.125%, 03/01/2018	1,030,000	1,072,487
Terremark Worldwide, Inc., 12.25%, 06/15/2017 144A	1,390,000	1,598,500

		2,670,987

IT Services 1.3%
First Data Corp.:
9.875%, 09/24/2015	670,000	613,050
10.55%, 09/24/2015 @	5,794,903	5,128,489
iPayment, Inc., 9.75%, 05/15/2014	1,230,000	1,134,675
Unisys Corp.:
12.50%, 01/15/2016	460,000	514,050
12.75%, 10/15/2014 144A	650,000	763,750
14.25%, 09/15/2015 144A	510,000	615,825

		8,769,839

Semiconductors & Semiconductor Equipment 0.1%
Advanced Micro Devices, Inc., 5.75%, 08/15/2012	550,000	552,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 3.9%
Chemicals 1.6%
Huntsman International, LLC, 5.50%, 06/30/2016 144A	$890,000	$809,900
Lyondell Chemical Co., 11.00%, 05/01/2018	9,263,821	9,871,806
MacDermid, Inc., 9.50%, 04/15/2017 144A	228,000	235,410

		10,917,116

Construction Materials 0.6%
CPG International, Inc.:
10.50%, 07/01/2013	1,755,000	1,772,550
FRN, 7.18%, 07/01/2012	550,000	528,000
Headwaters, Inc., 11.375%, 11/01/2014	950,000	1,004,625
Texas Industries, Inc., 7.25%, 07/15/2013	995,000	991,269

		4,296,444

Containers & Packaging 0.7%
Berry Plastics Corp., 9.50%, 05/15/2018 144A	625,000	619,531
Exopack Holding Corp., 11.25%, 02/01/2014	2,475,000	2,604,937
Graham Packaging Co., 8.25%, 01/01/2017 144A	1,105,000	1,117,431
Silgan Holdings, Inc., 7.25%, 08/15/2016	105,000	109,463

		4,451,362

Metals & Mining 0.7%
AK Steel Holding Corp., 7.625%, 05/15/2020 #	495,000	509,850
California Steel Industries, Inc., 6.125%, 03/15/2014	790,000	758,400
Edgen Murray Corp., 12.25%, 01/15/2015 144A	905,000	895,950
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	2,485,000	2,786,306
Indalex Holdings Corp., 11.50%, 02/01/2014 •	3,170,000	35,663

		4,986,169

Paper & Forest Products 0.3%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	545,000	605,631
Georgia Pacific Corp.:
8.25%, 05/01/2016 144A	60,000	65,700
8.875%, 05/15/2031	960,000	1,065,600

		1,736,931

TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 2.7%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017	1,410,000	1,431,150
8.75%, 03/15/2018	515,000	521,438
Citizens Communications Co., 7.875%, 01/15/2027	4,155,000	3,884,925
Frontier Communications Corp.:
8.125%, 10/01/2018	2,025,000	2,075,625
8.25%, 05/01/2014	200,000	213,000
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	410,000	460,225

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Corp.:
6.875%, 07/15/2028	$300,000	$276,000
7.125%, 11/15/2043	795,000	735,375
7.25%, 09/15/2025	1,040,000	1,055,600
7.50%, 06/15/2023	1,370,000	1,376,850
7.625%, 08/03/2021	230,000	228,850
8.875%, 03/15/2012	2,875,000	3,140,937
SBA Telecommunications, Inc., 8.00%, 08/15/2016 144A	605,000	638,275
West Corp., 9.50%, 10/15/2014	65,000	67,275
Windstream Corp., 7.875%, 11/01/2017	2,330,000	2,312,525

		18,418,050

Wireless Telecommunication Services 1.6%
Cricket Communications, Inc.:
7.75%, 05/15/2016	405,000	420,188
9.375%, 11/01/2014	910,000	940,713
Crown Castle International Corp., 7.125%, 11/01/2019	75,000	75,375
iPCS, Inc., FRN, 5.00%, 05/01/2014 @	1,357,019	1,268,813
MetroPCS Communications, Inc., 9.25%, 11/01/2014	1,495,000	1,551,062
Sprint Nextel Corp.:
6.90%, 05/01/2019	425,000	402,156
Ser. D, 7.375%, 08/01/2015	3,420,000	3,330,225
Ser. F, 5.95%, 03/15/2014	2,695,000	2,573,725

		10,562,257

UTILITIES 5.0%
Electric Utilities 3.5%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	6,545,000	7,683,810
CMS Energy Corp.:
8.50%, 04/15/2011	355,000	373,423
8.75%, 06/15/2019	55,000	62,950
Edison Mission Energy:
7.00%, 05/15/2017	60,000	43,725
7.20%, 05/15/2019	1,260,000	900,900
Energy Future Holdings Corp., FRN, 12.00%, 11/01/2017 @	3,440,818	2,494,593
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	3,614,632	3,930,913
Mirant North America, LLC, 7.375%, 12/31/2013	1,920,000	1,972,800
NRG Energy, Inc.:
7.25%, 02/01/2014	490,000	496,738
8.50%, 06/15/2019	1,430,000	1,453,237
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,780,000	3,780,000
Public Service Company of New Mexico, 7.95%, 05/15/2018	280,000	298,752

		23,491,841

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 1.5%
AES Corp., 8.875%, 02/15/2011	$1,145,000	$1,185,075
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	1,035,000	1,054,406
7.625%, 10/15/2026	2,415,000	1,666,350
Reliant Energy, Inc.:
6.75%, 12/15/2014	3,309,000	3,404,134
7.625%, 06/15/2014	1,055,000	1,048,406
9.24%, 07/02/2017	1,173,658	1,214,854
9.68%, 07/02/2026	410,000	440,750

		10,013,975

Multi-Utilities 0.0%
PNM Resources, Inc., 9.25%, 05/15/2015	200,000	215,250

Total Corporate Bonds (cost $337,647,981)		358,466,438

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 11.9%
CONSUMER DISCRETIONARY 0.5%
Media 0.4%
Central European Media Enterprises, Ltd.:
11.625%, 09/15/2016 EUR	450,000	650,080
FRN, 2.62%, 05/15/2014 EUR	250,000	279,605
UPC Holding BV, 9.625%, 12/01/2019 EUR	700,000	997,256
Ziggo Bond Co. BV, 8.00%, 05/15/2018 EUR	400,000	531,472

		2,458,413

Multiline Retail 0.1%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	500,000	805,536

CONSUMER STAPLES 0.4%
Tobacco 0.4%
Imperial Tobacco Group plc, 8.375%, 02/17/2016 EUR	1,700,000	2,813,070

FINANCIALS 7.1%
Capital Markets 0.1%
Morgan Stanley, 5.375%, 11/14/2013 GBP	560,000	899,045

Commercial Banks 3.4%
Eurofima, 6.25%, 12/28/2018 AUD	2,450,000	2,207,843
European Investment Bank:
3.125%, 04/15/2014 EUR	1,900,000	2,643,070
4.25%, 10/15/2014 EUR	2,300,000	3,338,505
6.125%, 01/23/2017 AUD	8,530,000	7,795,353
Instituto de Credito Oficial, 4.375%, 05/23/2012 EUR	1,800,000	2,497,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
International Bank for Reconstruction & Development, 5.75%, 02/17/2015 AUD	950,000	$870,697
Kreditanstalt fur Wiederaufbau, 6.375%, 02/17/2015 NZD	4,139,000	3,118,314
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	541,291

		23,012,573

Consumer Finance 1.2%
British American Tobacco Finance plc, 5.375%, 06/29/2017 EUR	2,100,000	3,099,899
Cemex Finance, LLC:
4.75%, 03/05/2014 EUR	350,000	411,252
9.625%, 12/14/2017 EUR	335,000	460,532
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	606,151
ISS Financing plc, 11.00%, 06/15/2014 EUR	450,000	662,064
Smurfit Kappa Funding plc, 7.25%, 11/15/2017 EUR	700,000	964,635
Virgin Media Finance plc:
8.75%, 04/15/2014 EUR	197,562	270,277
8.875%, 10/15/2019 GBP	300,000	493,487
Wind Acquisition Finance SpA:
9.75%, 12/01/2015 EUR	300,000	423,401
11.75%, 07/15/2017 EUR	350,000	517,268

		7,908,966

Diversified Financial Services 0.9%
Bank of America Corp., 7.00%, 06/15/2016 EUR	1,350,000	2,051,402
CEDC Financial Corporation International, Inc., 8.875%, 12/01/2016 EUR	400,000	569,860
FMG Finance Property, Ltd., 9.75%, 09/01/2013 EUR	1,330,000	1,965,619
General Electric Capital Corp., 7.625%, 12/10/2014 NZD	2,000,000	1,533,562

		6,120,443

Thrifts & Mortgage Finance 1.5%
Nationwide Building Society, FRN, 3.75%, 01/20/2015 EUR	700,000	929,170
Realkredit Danmark, 2.00%, 01/01/2013 DKK	51,020,000	9,042,981

		9,972,151

HEALTH CARE 0.3%
Pharmaceuticals 0.3%
Pfizer, Inc., 4.75%, 06/03/2016 EUR	1,200,000	1,752,915

INDUSTRIALS 0.9%
Aerospace & Defense 0.3%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	1,430,000	1,999,172

Building Products 0.1%
HeidelbergCement AG, 8.00%, 01/31/2017 EUR	700,000	965,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS continued
Commercial Services & Supplies 0.1%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	600,000	$790,881

Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	1,555,083
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	331,198

		1,886,281

Trading Companies & Distributors 0.1%
Rexel SA, 8.25%, 12/15/2016 EUR	400,000	559,209

MATERIALS 0.7%
Chemicals 0.3%
Kerling plc, 10.625%, 01/28/2017 EUR	600,000	850,797
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	800,000	1,081,137

		1,931,934

Containers & Packaging 0.2%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	900,000	1,216,279
Pregis Corp., FRN, 5.64%, 04/15/2013 EUR	300,000	359,492

		1,575,771

Metals & Mining 0.2%
New World Resources NV, 7.375%, 05/15/2015 EUR	1,000,000	1,291,506

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
France Telecom:
4.75%, 02/21/2017 EUR	2,000,000	2,898,087
7.25%, 01/28/2013 EUR	1,850,000	2,792,812

		5,690,899

UTILITIES 1.2%
Independent Power Producers & Energy Traders 0.2%
Infinis plc, 9.125%, 12/15/2014 GBP	645,000	1,021,424

Multi-Utilities 1.0%
National Grid plc, 4.375%, 03/10/2020 EUR	3,000,000	4,077,112
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	2,000,000	2,761,406

		6,838,518

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $79,629,589)		80,294,507

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 17.7%
Australia:
Ser. 124, 5.75%, 05/15/2021 AUD	3,900,000	$3,608,560
Ser. 25CI, 3.00%, 09/20/2025 AUD	6,650,000	6,408,048
Brazil, 12.50%, 01/05/2022 BRL	8,500,000	5,629,584
Denmark, 4.00%, 11/15/2015 DKK	7,125,000	1,369,550
France:
2.25%, 07/25/2020 EUR	6,519,838	9,561,074
3.50%, 04/25/2020 EUR	2,675,000	3,622,211
Germany:
3.25%, 01/04/2020 EUR	6,000,000	8,178,830
4.25%, 07/04/2039 EUR	2,505,000	3,673,012
Hungary, 6.75%, 02/24/2017 HUF	1,229,400,000	6,239,738
Korea:
5.25%, 09/10/2015 KRW	2,850,000,000	2,679,363
5.25%, 03/10/2027 KRW	4,635,000,000	4,283,090
Malaysia, 3.84%, 08/12/2015 MYR	20,250,000	6,409,823
Mexico, 9.50%, 12/18/2014 MXN	73,625,000	6,663,310
Netherlands:
3.75%, 01/15/2023 EUR	1,475,000	2,024,003
4.00%, 01/15/2037 EUR	4,350,000	5,973,959
New Zealand, 6.00%, 12/15/2017 NZD	7,205,000	5,337,450
Norway, 4.25%, 05/19/2017 NOK	58,000,000	10,405,165
Poland, 5.25%, 04/25/2013 PLN	16,970,000	5,851,690
Slovenia, 4.625%, 09/09/2024 EUR	1,425,000	1,967,972
Sweden:
3.75%, 08/12/2017 SEK	70,385,000	10,288,773
4.25%, 03/12/2019 SEK	63,370,000	9,694,651

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $118,939,007)		119,869,856

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.7%
FIXED-RATE 1.7%
Bear Stearns Comml. Mtge. Securities Trust, Ser. 2007-T28, Class AM, 5.84%, 09/11/2042	$1,215,000	1,155,146
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	2,290,000	2,105,073
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 206-CD3, Class AM, 5.65%, 10/15/2048	1,150,000	1,056,158
Credit Suisse Comml. Mtge. Trust, Ser. 2007-C5, Class A4, 5.70%, 09/15/2040	4,060,000	3,863,505
Morgan Stanley Capital I Trust, Ser. 2006-IQ12:
Class AM, 5.37%, 12/15/2043	1,010,000	909,436
Class AMFX, 5.37%, 12/15/2043	810,000	729,350
Wachovia Bank Comml. Mtge. Trust, Ser. 2006-C23, Class AM, 5.47%, 01/15/2045	1,415,000	1,336,167

		11,154,835

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 1.0%
American Home Mtge. Assets, Ser. 2006-2, Class 1A1, 1.42%, 09/25/2046	$5,062,356	$2,773,182
Greenwich Capital Comml. Funding Corp., Ser. 2006-GG7, Class AM, 6.08%, 07/10/2038	1,820,000	1,677,027
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 5.85%, 03/25/2037	1,539,599	1,194,244
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.43%, 12/25/2036	4,135,000	1,373,741

		7,018,194

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $18,071,853)		18,173,029

YANKEE OBLIGATIONS – CORPORATE 10.2%
CONSUMER DISCRETIONARY 0.2%
Hotels, Restaurants & Leisure 0.0%
Norwegian Cruise Line, Ltd., 11.75%, 11/15/2016 144A	60,000	66,600

Household Durables 0.2%
Desarrolladora Homex SAB de CV, 9.50%, 12/11/2019 144A	1,090,000	1,158,125

Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018	135,000	149,850

ENERGY 2.4%
Oil, Gas & Consumable Fuels 2.4%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	2,415,000	2,487,450
11.75%, 07/15/2014 144A	625,000	687,500
Griffin Coal Mining Co., Ltd., 0.00%, 12/01/2016 144A •	5,375,000	3,528,757
Mexichem SAB de CV, 8.75%, 11/06/2019 144A	665,000	738,150
OPTI Canada, Inc.:
7.875%, 12/15/2014	2,420,000	2,305,050
8.25%, 12/15/2014	1,120,000	1,075,200
9.00%, 12/15/2012 144A	855,000	876,375
P2021 Rig Co., 13.50%, 12/15/2013 144A	1,395,000	1,440,337
RDS Ultra-Deepwater, Ltd., 11.875%, 03/15/2017 144A	1,215,000	1,263,600
Star Energy Group, 11.50%, 02/12/2015 144A	735,000	789,170
Teekay Corp., 8.50%, 01/15/2020	985,000	1,039,175

		16,230,764

FINANCIALS 2.5%
Commercial Banks 0.3%
KfW Bankengruppe, 4.875%, 06/17/2019	2,000,000	2,154,526

Consumer Finance 1.1%
NXP Funding, LLC:
7.875%, 10/15/2014	190,000	187,150
9.50%, 10/15/2015	685,000	673,012
Petroplus Finance, Ltd., 5.75%, 01/20/2020	2,150,000	2,183,678
Sable International Finance, Ltd., 7.75%, 02/15/2017 144A	350,000	363,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS continued
Consumer Finance continued
Virgin Media Finance plc, 9.125%, 08/15/2016	$100,000	$106,750
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	3,690,000	4,105,125

		7,618,840

Diversified Financial Services 1.1%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	3,085,000	3,624,875
Preferred Term Securities XII, Ltd., FRN, 0.96%, 12/24/2033 • +	635,000	3,975
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,465,000	3,465,000

		7,093,850

INDUSTRIALS 2.0%
Road & Rail 2.0%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	5,355,000	5,462,100
8.00%, 02/01/2018 144A	6,660,000	6,943,050
12.50%, 04/01/2016	625,000	739,062

		13,144,212

Transportation Infrastructure 0.0%
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017 144A	145,000	151,525

MATERIALS 1.9%
Chemicals 0.2%
NOVA Chemicals Corp.:
8.375%, 11/01/2016 144A	475,000	492,813
8.625%, 11/01/2019 144A	675,000	705,375

		1,198,188

Metals & Mining 0.8%
Novelis, Inc., 7.25%, 02/15/2015	1,105,000	1,088,425
Teck Resources, Ltd.:
9.75%, 05/15/2014	660,000	801,900
10.75%, 05/15/2019	2,050,000	2,552,250
Vedanta Resources plc, 9.50%, 07/18/2018 144A	985,000	1,078,575

		5,521,150

Paper & Forest Products 0.9%
PE Paper Escrow GmbH, 12.00%, 08/01/2014 144A	895,000	1,020,300
Sappi, Ltd.:
6.75%, 06/15/2012 144A	1,675,000	1,675,000
7.50%, 06/15/2032 144A	4,445,000	3,489,325

		6,184,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
Digicel Group, Ltd.:
8.25%, 09/01/2017 144A	$1,455,000	$1,487,738
12.00%, 04/01/2014 144A	945,000	1,082,025
Intelsat, Ltd.:
8.50%, 01/15/2013	2,495,000	2,538,662
8.50%, 11/01/2019 144A	850,000	894,625
8.875%, 01/15/2015 144A	105,000	108,675
8.875%, 01/15/2015	234,000	243,360
11.25%, 06/15/2016	275,000	297,688
Telesat Canada, Inc., 11.00%, 11/01/2015	905,000	1,013,600

		7,666,373

UTILITIES 0.1%
Electric Utilities 0.1%
E.ON AG, 5.80%, 04/30/2018	1,000,000	1,083,608

Total Yankee Obligations – Corporate (cost $61,881,295)		69,422,236

	Shares	Value

COMMON STOCKS 0.1%
MATERIALS 0.1%
Chemicals 0.1%
LyondellBasell (cost $477,174)	54,694	1,002,920

PREFERRED STOCKS 0.1%
FINANCIALS 0.1%
Consumer Finance 0.1%
GMAC, LLC, 7.00% (cost $470,400)	560	475,598

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $776,007)	$1,145,000	1,009,031

LOANS 3.9%
CONSUMER DISCRETIONARY 1.3%
Metaldyne Corp., FRN, 13.00%, 04/09/2014	3,113,737	3,221,472
Newsday, LLC, 10.50%, 07/15/2013	2,755,000	3,003,722
Sugarhouse HSP Gaming Properties, LP, FRN, 11.25%, 09/11/2014	1,215,000	1,203,968
Tower Automotive Holdings, FRN, 4.56%, 07/31/2013	391,975	233,225
Universal City Development, Ltd, FRN, 7.75%, 10/29/2014	1,211,963	1,230,578

		8,892,965

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

LOANS continued
CONSUMER STAPLES 0.4%
Merisant Co., FRN, 7.75%, 01/08/2014	$3,162,860	$3,055,702

ENERGY 0.9%
Saint Acquisition Corp., FRN, 6.31%, 06/05/2014	2,848,489	2,778,501
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012	3,491,133	3,484,326

		6,262,827

FINANCIALS 0.2%
Realogy Corp., FRN:
3.29%, 09/01/2014	1,038,927	945,829
3.375%, 09/01/2014	279,711	254,646

		1,200,475

INDUSTRIALS 0.1%
Neff Corp., FRN, 3.76%, 05/31/2013	613,750	523,302

INFORMATION TECHNOLOGY 0.1%
Spansion, Inc., N/A, 01/08/2015 <	650,000	660,042

MATERIALS 0.2%
LyondellBasell, FRN:
3.75%, 12/20/2013 <	508,483	305,578
4.00%, 12/22/2014 <	310,689	186,768
7.00%, 12/20/2013 <	1,348,164	810,435

		1,302,781

TELECOMMUNICATION SERVICES 0.4%
FairPoint Communications, Inc., FRN, 3.25%, 03/08/2015 • <	3,200,398	2,660,363

UTILITIES 0.3%
Scorpion Holding Co., Ltd., FRN, 7.75%, 05/08/2014	1,730,000	1,706,039

Total Loans (cost $24,181,087)		26,264,496

	Shares	Value

CLOSED END MUTUAL FUND SHARES 0.4%
Dreyfus High Yield Strategies Fund, Inc.	165,077	714,784
Eaton Vance Limited Duration Income Trust	53,764	891,945
LMP Corporate Loan Fund, Inc.	16,391	199,642
New America High Income Fund, Inc.	90,309	876,900

Total Closed End Mutual Fund Shares (cost $1,408,818)		2,683,271

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø ## (cost $12,734,074)	12,734,074	$12,734,074

Total Investments (cost $864,546,625) 133.1%		901,813,556
Other Assets and Liabilities and Preferred Shares (33.1%)		(224,394,858)

Net Assets Applicable to Common Shareholders 100.0%		$677,418,698

µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
††	The rate shown is the stated rate at the current period end.
@	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

+	Security is deemed illiquid.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

Summary of Abbreviations
AUD	Australian Dollar
BRL	Brazil Real
DKK	Danish Krone
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

The following table shows the percentage of total long-term investments by geographic location as of April 30, 2010:

United States	71.7%
France	2.5%
Mexico	2.4%
Luxembourg	2.3%
Sweden	2.2%
Germany	2.1%
United Kingdom	1.8%
Australia	1.8%
Netherlands	1.6%
Canada	1.5%
Bermuda	1.3%
Denmark	1.2%
Norway	1.2%
South Korea	0.8%
Malaysia	0.7%
Hungary	0.7%
Austria	0.7%
Poland	0.7%
Brazil	0.6%
New Zealand	0.6%
Cayman Islands	0.6%
Spain	0.3%
Switzerland	0.2%
Slovenia	0.2%
Marshall Islands	0.1%
Ireland	0.1%
British Virgin Islands	0.1%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2010:

AAA	39.8%
AA	1.0%
A	4.3%
BBB	7.1%
BB	19.5%
B	24.7%
CCC	2.5%
Less than CCC	0.5%
NR	0.6%

100.0%

The following table shows the percent of total bonds based on effective maturity as of April 30, 2010:

Less than 1 year	3.4%
1 to 3 year(s)	13.4%
3 to 5 years	34.1%
5 to 10 years	36.7%
10 to 20 years	8.6%
20 to 30 years	3.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $851,812,551)	$889,079,482
Investments in affiliated issuers, at value (cost $12,734,074)	12,734,074

Total investments	901,813,556
Cash	3,141,613
Foreign currency, at value (cost $2,931,245)	2,917,687
Receivable for securities sold	6,057,386
Principal paydown receivable	1,687,868
Dividends and interest receivable	14,827,320
Unrealized gains on forward foreign currency exchange contracts	64,501

Total assets	930,509,931

Liabilities
Dividends payable applicable to common shareholders	4,554,707
Payable for securities purchased	15,681,754
Unrealized losses on forward foreign currency exchange contracts	2,319,431
Payable for reverse repurchase agreements	100,263,780
Secured borrowing payable	50,002,958
Advisory fee payable	40,972
Due to other related parties	3,725
Accrued expenses and other liabilities	188,462

Total liabilities	173,055,789

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 3,200 shares, including dividends payable of $35,444	80,035,444

Net assets applicable to common shareholders	$677,418,698

Net assets applicable to common shareholders represented by
Paid-in capital	$780,363,049
Overdistributed net investment income	(5,261,675)
Accumulated net realized losses on investments	(132,618,964)
Net unrealized gains on investments	34,936,288

Net assets applicable to common shareholders	$677,418,698

Net asset value per share applicable to common shareholders
Based on $677,418,698 divided by 42,055,000 common shares issued and outstanding (100,000,000 common shares authorized)	$16.11

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $11,051)	$30,831,177
Dividends	147,727
Income from affiliated issuers	3,350

Total investment income	30,982,254

Expenses
Advisory fee	2,451,893
Administrative services fee	222,899
Transfer agent fees	12,902
Trustees’ fees and expenses	14,519
Printing and postage expenses	71,100
Custodian and accounting fees	150,904
Professional fees	54,202
Secured borrowing fees	3,017,611
Auction agent fees	115,307
Interest expense	240,577
Other	22,934

Total expenses	6,374,848
Less: Expense reductions	(48)
Fee waivers and expense reimbursements	(2,676,565)

Net expenses	3,698,235

Net investment income	27,284,019

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities in unaffiliated issuers	17,382,227
Foreign currency related transactions	2,649,363
Credit default swap transactions	73,079

Net realized gains on investments	20,104,669

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	5,068,465
Foreign currency related transactions	(3,555,571)
Credit default swap transactions	37,432

Net change in unrealized gains or losses on investments	1,550,326

Net realized and unrealized gains or losses on investments	21,654,995
Dividends to preferred shareholders from net investment income	(597,008)

Net increase in net assets applicable to common shareholders resulting from operations	$48,342,006

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

Operations
Net investment income	$27,284,019	$56,065,790
Net realized gains or losses on investments	20,104,669	(82,729,783)
Net change in unrealized gains or losses on investments	1,550,326	219,707,920
Dividends to preferred shareholders from net investment income	(597,008)	(1,398,858)

Net increase in net assets resulting from operations	48,342,006	191,645,069

Distributions to common shareholders from
Net investment income	(27,327,339)	(92,405,516)
Tax basis return of capital	0	(9,350,761)

Total distributions to common shareholders	(27,327,339)	(101,756,277)

Total increase in net assets applicable to common shareholders	21,014,667	89,888,792
Net assets applicable to common shareholders
Beginning of period	656,404,031	566,515,239

End of period	$677,418,698	$656,404,031

Overdistributed net investment income	$(5,261,675)	$(4,621,347)

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

April 30, 2010 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$48,342,006
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(444,323,690)
Proceeds from sales of securities	388,673,754
Paydowns	26,455,059
Amortization	(3,060,499)
Swap payments received	73,079
Preferred Share distributions	597,008
Sale of short-term investment securities, net	30,920,539
Increase in dividends and interest receivable	(299,718)
Decrease in receivable for securities sold	1,846,476
Increase in principal paydown receivable	(872,367)
Decrease in premiums paid on credit default swap transactions	176,147
Amortization of prepaid structuring fee	1,656,989
Decrease in segregated cash	1,070,000
Decrease in payable for securities purchased	(3,652,720)
Decrease in premiums received on credit default swaps transactions	(1,020,610)
Decrease in advisory fee payable	(82,863)
Decrease in due to other related parties	(27,693)
Decrease in accrued expenses and other liabilities	(421,403)
Unrealized appreciation on securities	5,068,465
Unrealized appreciation on credit default swap transactions	37,432
Unrealized appreciation on foreign currency related transactions	(3,555,571)
Net realized gains on credit default swap transactions	(73,079)
Net realized gains on investments	(17,382,227)

Net cash provided by operating activities	30,144,514

Cash flows from financing activities:
Cash distributions paid on preferred shares	(596,622)
Cash distributions paid on common shares	(27,327,339)
Decrease in reverse repurchase agreements	(17,002)
Decrease in payable to investment advisor for structuring fee	(1,600,000)
Increase in secured borrowing	24,348

Net cash used in financing activities	(29,516,615)

Net increase in cash	627,899

Cash (including foreign currency):
Beginning of period	$5,431,401

End of period	$6,059,300

Supplemental cash disclosure:
Cash paid for interest	$254,621

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income consistent with its overall exposure to domestic interest rate risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

In January 2010, the Fund changed its pricing for all evaluated prices for taxable fixed income securities and non-listed preferred stocks from mean to bid prices. The change was the result of the investment advisor’s analysis of which price estimate (mean or bid) provided the better estimate of value. The estimated impact on the Fund’s net asset value (NAV) per share on the day of the change was a decrease of approximately $0.06.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

e. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

f. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

g. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

h. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

i. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

j. Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

k. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

l. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

m. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

n. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee of 0.55% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 0.74% of the Fund’s average daily net assets applicable to common shareholders.

First International Advisors, LLC, an affiliate of EIMC and a majority-owned subsidiary of Wells Fargo, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is also an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2010, EIMC contractually waived its advisory fee in the amount of $1,530,991. These contractual waivers were put in place to ensure the costs incurred by the Fund under the Facility (see Note 4), as a percentage of the average outstanding borrowings, would not exceed the costs that would have been incurred if the Preferred Shares had not been redeemed less 0.05%.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets. For the six months ended April 30, 2010, the administrative fee was equivalent to an annual rate of 0.07% of the Fund’s average daily net assets applicable to common shareholders.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended April 30, 2010 and the year ended October 31, 2009, the Fund did not issue any common shares.

As of April 30, 2010, the Fund had 3,200 shares of Auction Market Preferred Shares (“Preferred Shares”) issued and outstanding consisting of five series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared).

Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. During the six months ended April 30, 2010, the Preferred Shares experienced failed auctions and the Fund paid dividends to the holders of Preferred Shares based on the maximum rate allowed under the governing documents for the Preferred Shares. The annualized dividend rate of 1.75% during the six months ended April 30, 2010, includes the maximum rate for the dates on which auctions failed. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the asset coverage with respect to the outstanding Preferred Shares fell below 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and vote together with holders of common shares as a single class. Holders of Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees are elected by holders of common shares and Preferred Shares, voting together as a single class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund secured debt financing in April 2008 from a multi-seller commercial paper conduit administered by a major financial institution (the “Facility”) in order to redeem a pro rata portion of each of its series of Preferred Shares. The Facility was refinanced on April 26, 2010 with a new commercial paper conduit, administered by a different major financial institution, with a commitment amount of $130 million and a 364 day term (“Refinancing Facility”). As of April 30, 2010, the Fund had borrowed $50 million under the Refinancing Facility. The Fund’s borrowings under the Refinancing Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings plus 1.0% or at the London Interbank Offered Rate (LIBOR) plus 2.0%. Under the Facility, the Fund had been generally charged interest at a rate based on the rates of the commercial paper notes issued or at LIBOR plus 9.5%. During the six months ended April 30, 2010, an effective interest rate of 0.40% was incurred on the borrowings, which was based on the rates of the commercial paper notes. Interest expense of $99,264, representing 0.03% of the Fund’s average daily net assets applicable to common shareholders, was incurred during the six months ended April 30, 2010.

The Fund has pledged its assets to secure the borrowings and currently pays, on a monthly basis, a liquidity fee at an annual rate of 0.60% of the daily average outstanding principal amount of borrowings and a program fee at an annual rate of 0.60% of the product of (i) the daily average outstanding principal amount of borrowings and (ii) 1.02. Under the Facility, the Fund paid, on a monthly basis, a liquidity fee at an annual rate of 2.75% of the total commitment amount and a program fee at an annual rate of 2.75% on the daily average outstanding principal amount of borrowings. The secured borrowing fees on the Statement of Operations of $3,017,611 represents amortization of structuring fees, liquidity fees and program fees. Of this amount $1,145,574 represents prepaid structuring fees relating to the Facility which were reimbursed to the Fund by the investment advisor.

On April 27, 2010, the Fund provided notice of its intention to redeem all of its outstanding Preferred Shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended April 30, 2010.

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$52,730,913	$328,280,682	$1,372,985	$331,597,053

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$1,002,920	$0	$0	$1,002,920
Preferred stocks	0	475,598	0	475,598
Mutual fund shares	2,683,271	0	0	2,683,271
Commercial mortgage-backed securities	0	1,438,668	0	1,438,668
Convertible debentures	0	1,009,031	0	1,009,031
Corporate bonds	0	358,007,660	458,778	358,466,438
Foreign bonds – corporate	0	80,294,507	0	80,294,507
Foreign bonds – government	0	119,869,856	0	119,869,856
Loans	0	18,669,213	7,595,283	26,264,496
Mortgage-backed collateralized mortgage obligations	0	15,529,140	0	15,529,140
Mortgage-backed pass through securities	0	212,623,321	0	212,623,321
Yankee obligations – corporate	0	69,422,236	0	69,422,236
Short-term investments	12,734,074	0	0	12,734,074

	$16,420,265	$877,339,230	$8,054,061	$901,813,556

Further details on the major security types listed above can be found in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Forward foreign currency contracts	$0	$(2,254,930)	$0	$(2,254,930)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Common Stocks	Loans	Total

Balance as of October 31, 2009	$376,052	$3,014,385	$11,927,339	$15,317,776
Realized gains or losses	0	(671,839)	499,845	(171,994)
Change in unrealized gains or losses	81,298	1,346,974	105,629	1,533,901
Amortization	1,428	0	406,522	407,950
Net purchases (sales)	0	(3,689,520)	(3,063,694)	(6,753,214)
Transfers in and/or out of Level 3	0	0	(2,280,358)	(2,280,358)

Balance as of April 30, 2010	$458,778	$0	$7,595,283	$8,054,061

Change in unrealized gains or losses included in earnings relating to securities still held at April 30, 2010	$81,298	$0	$202,063	$283,361

As of April 30, 2010, the Fund had unfunded loan commitments of $2,667,036.

During the six months ended April 30, 2010, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $100,937,857 (on an annualized basis) with a weighted average interest rate of 0.14% and paid interest of $141,313, representing 0.04% of the Fund’s average daily net assets applicable to common shareholders (on an annualized basis). The maximum amount outstanding under reverse repurchase agreements during the six months ended April 30, 2010 was $100,348,492 (including accrued interest). At April 30, 2010, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$32,455,149	Credit Suisse	0.24%	05/19/2010
31,503,851	Goldman Sachs	0.35%	05/19/2010
36,304,780	Morgan Stanley	0.25%	05/19/2010

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $870,248,778. The gross unrealized appreciation and depreciation on securities based on tax cost was $47,053,363 and $15,488,585, respectively, with a net unrealized appreciation of $31,564,778.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of October 31, 2009, the Fund had $145,619,630 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2014	2015	2016	2017

$10,962,010	$7,365,369	$37,840,778	$89,451,473

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At April 30, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at April 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

05/28/2010	1,015,000,000 JPY	$10,807,409	$11,269,889	$(462,480)

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2010	In Exchange for		U.S. Value at April 30, 2010	Unrealized Gain (Loss)

05/06/2010	555,000,000	JPY	$5,908,341	4,140,370	GBP	$6,334,952	$(426,611)
05/06/2010	3,843,996	GBP	5,881,487	555,000,000	JPY	5,908,341	(26,854)
05/28/2010	650,000,000	JPY	6,921,001	5,330,141	EUR	7,097,433	(176,432)
05/28/2010	410,000,000	JPY	4,365,555	3,303,654	EUR	4,399,034	(33,479)
05/28/2010	5,457,722	EUR	7,267,317	695,000,000	JPY	7,400,147	(132,830)
06/25/2010	1,000,000,000	JPY	10,650,708	12,230,920	AUD	11,250,071	(599,363)
07/01/2010	4,191,030	EUR	5,581,199	6,200,000	AUD	5,698,816	(117,617)
07/01/2010	1,590,000,000	JPY	16,935,710	12,761,347	EUR	16,994,298	(58,588)
07/13/2010	968,145,250	JPY	10,313,431	14,650,000	NZD	10,598,608	(285,177)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at April 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

07/15/2010	1,902,428 EUR	$2,533,530	$2,598,031	$64,501

The Fund had average contract amounts of $6,094,317 and $2,228,151 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended April 30, 2010.

During the six months ended April 30, 2010, the Fund entered into credit default swap contracts for speculative purposes.

The Fund entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2010, the Fund did not have any open credit default swaps but had an average notional balance of $2,633,118 during the six months ended April 30, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 was as follows:

	Amount of Realized Gains or Losses on Derivatives

	Forward Currency Contracts	Credit Default Swaps	Total

Forward foreign currency contracts	$2,693,502	$0	$2,693,502
Credit contracts	0	73,079	73,079

	$2,693,502	$73,079	$2,766,581

	Change in Unrealized Gains or Losses on Derivatives

	Forward Currency Contracts	Credit Default Swaps	Total

Forward foreign currency contracts	$(3,557,673)	$0	$(3,557,673)
Credit contracts	0	37,432	37,432

	$(3,557,673)	$37,432	$(3,520,241)

7. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC and Evergreen Investment Services, Inc. (“EIS”) have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration Date	Record Date	Payable Date	Net Investment Income

April 16, 2010	May 14, 2010	June 1, 2010	$0.1083
May 21, 2010	June 15, 2010	July 1, 2010	$0.1083
June 10, 2010	July 15, 2010	August 2, 2010	$0.1083

These distributions are not reflected in the accompanying financial statements.

11. SUBSEQUENT EVENT

As of June 4, 2010, all outstanding Preferred Shares had been redeemed and were financed with borrowings from the Refinancing Facility.

In June 2010, a proxy statement for a Special Meeting of Shareholders was mailed to shareholders of record on May 18, 2010. The Special Meeting of Shareholders is scheduled to be held on July 9, 2010. Among the proposals for consideration is the approval of a new advisory agreement with Wells Fargo Funds Management, LLC to replace EIMC as well as a new sub-advisory agreement with First International Advisors, LLC and a new sub-advisory agreement with Wells Capital Management Incorporated. The new advisory and sub-advisory agreements contain terms similar to the current advisory and sub-advisory agreements. Following shareholder approval of the new advisory and sub-advisory agreements, the Fund will also be renamed Wells Fargo Multi-Sector Income Fund.

ADDITIONAL INFORMATION (unaudited)

ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of shareholders of the Fund was held on February 12, 2010 to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — Election of Trustees:

	Net Assets Voted “For”	Net Assets Voted “Withheld”

Dr. Leroy Keith, Jr.	$600,776,005	$16,431,430
Patricia B. Norris	601,958,034	15,249,401
Michael S. Scofield	601,960,100	15,247,335

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipating the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

123675 570141 rv7 06/2010

Item 2 – Code of Ethics

Not required for this filing.

Item 3 – Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2010

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: June 29, 2010